SUBSEQUENT EVENTS (Details) - SUBSEQUENT EVENTS	Jan. 01, 2026
Abbott Laboratories Stock Retirement Plan
EBP, Subsequent Event [Line Items]
Aggregate employer contribution percentage	5.00%
Forfeited non-vested account, Threshold period	5 years
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
EBP, Subsequent Event [Line Items]
Forfeited non-vested account, Threshold period	5 years